Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022	$636,850,000	$648,243,641
2.125%, 12/31/2022	473,525,000	489,783,926
2.500%, 05/15/2024	1,314,160,000	1,400,607,088
2.250%, 11/15/2025	703,000,000	748,612,615
2.000%, 11/15/2026	657,925,000	690,307,246
2.250%, 11/15/2027	938,600,000	993,559,432
3.125%, 11/15/2028	38,650,000	43,223,080
1.625%, 08/15/2029	274,950,000	275,927,362
0.625%, 08/15/2030	630,775,000	571,639,844
1.375%, 11/15/2040	150,000,000	127,289,100
2.875%, 05/15/2043	1,410,295,000	1,542,785,601
2.500%, 02/15/2045	1,286,425,000	1,313,259,028
2.875%, 05/15/2049	373,250,000	409,875,156
Total U.S. Treasury Securities (Cost $9,592,791,416)		9,255,113,119	26.9%

Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,737,916
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,369,845
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	1,953,000	1,938,939
5.950%, 01/28/2031 (1)	558,000	535,680
6.350%, 02/12/2048 (1)	8,500,000	7,001,875
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,646,187
Sinopec Group Overseas Development [2015] Ltd.,
3.250%, 04/28/2025 (1)(2)	7,500,000	7,952,625
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	15,000,000	15,320,400
Total Other Government Related Securities (Cost $44,374,598)		44,503,467	0.1%

Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (1)(2)	22,000,000	23,764,400
Abbott Laboratories,
4.900%, 11/30/2046	4,700,000	6,121,169
AbbVie, Inc.:
5.000%, 12/15/2021	24,000,000	24,478,560
3.250%, 10/01/2022	17,863,000	18,476,181
3.850%, 06/15/2024	12,067,000	13,136,541
3.800%, 03/15/2025	16,425,000	17,944,963
2.950%, 11/21/2026	9,625,000	10,247,552
4.550%, 03/15/2035	12,000,000	13,935,368
4.500%, 05/14/2035	17,395,000	20,424,897
4.300%, 05/14/2036	6,000,000	6,916,808
4.050%, 11/21/2039	12,700,000	14,218,999
Adventist Health System:
2.952%, 03/01/2029	19,250,000	19,903,192
3.630%, 03/01/2049	9,000,000	9,300,014
Agilent Technologies, Inc.,
2.100%, 06/04/2030	14,000,000	13,695,600
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040	10,425,000	9,971,594
Alcon Finance Corp.:
2.750%, 09/23/2026 (2)	14,770,000	15,622,106
3.800%, 09/23/2049 (2)	7,000,000	7,335,606
Allegion PLC,
3.500%, 10/01/2029 (1)	21,494,000	22,570,265
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024	7,000,000	7,426,214
3.550%, 10/01/2027	11,975,000	12,805,253
Amgen, Inc.:
3.150%, 02/21/2040	13,350,000	13,246,361
4.400%, 05/01/2045	12,300,000	14,240,281
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	10,644,679
Anglo American Capital PLC:
5.375%, 04/01/2025 (1)(2)	19,876,000	22,644,572
4.875%, 05/14/2025 (1)(2)	13,831,000	15,621,051
4.750%, 04/10/2027 (1)(2)	10,000,000	11,465,946
4.000%, 09/11/2027 (1)(2)	2,570,000	2,832,475
2.625%, 09/10/2030 (1)(2)	25,000,000	24,466,261
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	4,075,000	4,761,834
4.375%, 04/15/2038	7,000,000	7,956,461
5.450%, 01/23/2039	20,000,000	24,986,465
4.900%, 02/01/2046	67,184,000	80,254,233
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	8,900,000	9,724,145
4.500%, 06/20/2029 (1)(2)	8,000,000	8,835,503
Apple, Inc.:
2.400%, 05/03/2023	2,678,000	2,797,702
2.650%, 05/11/2050	10,000,000	9,092,130
ArcelorMittal:
3.600%, 07/16/2024 (1)	10,000,000	10,534,569
4.550%, 03/11/2026 (1)	13,000,000	14,450,920
4.250%, 07/16/2029 (1)	20,000,000	21,406,456
AT&T, Inc.:
2.550%, 12/01/2033 (2)	22,965,000	21,802,761
5.250%, 03/01/2037	10,000,000	12,064,769
4.900%, 08/15/2037	10,000,000	11,835,916
6.375%, 03/01/2041	11,764,000	16,086,050
3.100%, 02/01/2043	5,825,000	5,435,081
5.150%, 02/15/2050	6,905,000	8,348,956
3.550%, 09/15/2055 (2)	55,110,000	50,431,516
3.800%, 12/01/2057 (2)	9,423,000	8,964,916
3.650%, 09/15/2059 (2)	49,359,000	45,117,512
BAE Systems PLC,
1.900%, 02/15/2031 (1)(2)	18,500,000	17,359,467
Bayer US Finance II LLC:
5.500%, 08/15/2025 (2)	14,400,000	16,292,548
4.250%, 12/15/2025 (2)	14,440,000	16,069,772
Becton Dickinson and Co.:
3.363%, 06/06/2024	6,300,000	6,767,605
3.734%, 12/15/2024	4,000,000	4,369,300
2.823%, 05/20/2030	15,000,000	15,377,390
4.875%, 05/15/2044	10,815,000	12,446,289
Bell Canada, Inc.:
4.464%, 04/01/2048 (1)	1,225,000	1,414,331
4.300%, 07/29/2049 (1)	4,123,000	4,622,465
Biogen, Inc.,
3.150%, 05/01/2050	20,000,000	18,367,189
Boardwalk Pipelines LP:
4.950%, 12/15/2024	27,631,000	30,938,965
5.950%, 06/01/2026	28,506,000	33,068,023
4.450%, 07/15/2027	13,777,000	15,243,592
4.800%, 05/03/2029	16,918,000	18,701,892
3.400%, 02/15/2031	5,825,000	5,820,368
Boeing Co.:
2.196%, 02/04/2026	47,500,000	47,352,702
5.040%, 05/01/2027	5,140,000	5,859,949
5.150%, 05/01/2030	14,000,000	16,124,437
3.625%, 02/01/2031	10,000,000	10,462,043
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030	8,000,000	8,631,137
3.205%, 06/01/2050	10,800,000	10,547,064
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	6,158,929
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	27,301,000	31,442,569
Bristol-Myers Squibb Co.:
3.550%, 08/15/2022	6,450,000	6,723,148
3.250%, 02/20/2023	5,941,000	6,234,041
Broadcom, Inc.:
3.625%, 10/15/2024	19,075,000	20,754,167
3.125%, 01/15/2025	12,000,000	12,768,150
3.150%, 11/15/2025	23,600,000	25,153,655
4.250%, 04/15/2026	58,100,000	64,486,889
4.750%, 04/15/2029	29,000,000	32,606,995
3.500%, 02/15/2041 (2)	16,000,000	15,323,893
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029	11,300,000	11,579,067
Bunge Limited Finance Corp.:
3.000%, 09/25/2022	15,000,000	15,463,729
1.630%, 08/17/2025	10,000,000	10,004,359
3.250%, 08/15/2026	11,550,000	12,281,043
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,410,571
Cameron LNG LLC,
3.302%, 01/15/2035 (2)	20,000,000	20,553,086
Campbell Soup Co.,
3.950%, 03/15/2025	10,325,000	11,344,942
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,246,464
Carlisle Companies, Inc.:
3.500%, 12/01/2024	5,000,000	5,420,286
2.750%, 03/01/2030	16,000,000	16,117,595
Carrier Global Corp.:
2.242%, 02/15/2025	8,125,000	8,413,015
2.493%, 02/15/2027	25,975,000	26,824,351
2.722%, 02/15/2030	6,861,000	6,923,388
2.700%, 02/15/2031	18,500,000	18,494,461
CCL Industries, Inc.,
3.050%, 06/01/2030 (1)(2)	20,000,000	20,257,362
Celanese US Holdings LLC,
3.500%, 05/08/2024	10,640,000	11,408,711
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)	12,000,000	12,922,320
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	21,905,887
5.150%, 03/15/2034	3,000,000	3,428,925
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,364,611
4.908%, 07/23/2025	54,750,000	62,067,158
3.750%, 02/15/2028	5,000,000	5,414,392
5.050%, 03/30/2029	33,420,000	38,413,583
2.300%, 02/01/2032	10,525,000	9,782,148
6.384%, 10/23/2035	22,906,000	29,663,097
3.500%, 06/01/2041	12,225,000	11,593,978
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,000,000	4,604,089
5.875%, 03/31/2025	5,646,000	6,433,956
5.125%, 06/30/2027	30,119,000	34,444,656
3.700%, 11/15/2029	5,000,000	5,269,793
Cigna Corp.:
3.050%, 11/30/2022	10,000,000	10,382,392
3.000%, 07/15/2023	5,512,000	5,796,283
3.500%, 06/15/2024	9,000,000	9,705,332
4.125%, 11/15/2025	3,190,000	3,556,863
4.500%, 02/25/2026	9,810,000	11,168,446
2.400%, 03/15/2030	15,000,000	14,872,935
4.800%, 08/15/2038	5,000,000	5,975,987
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	8,171,440
CNH Industrial Capital LLC:
1.950%, 07/02/2023	22,275,000	22,873,657
4.200%, 01/15/2024	2,450,000	2,670,669
1.875%, 01/15/2026	20,000,000	20,210,315
CNH Industrial NV,
3.850%, 11/15/2027 (1)	23,656,000	26,159,166
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025	6,199,000	6,940,994
5.800%, 06/01/2045	10,776,000	13,304,895
Comcast Corp.:
3.300%, 04/01/2027	9,125,000	9,948,135
3.200%, 07/15/2036	6,000,000	6,257,168
3.969%, 11/01/2047	8,622,000	9,627,983
4.950%, 10/15/2058	10,000,000	13,083,607
CommonSpirit Health,
3.347%, 10/01/2029	17,635,000	18,816,179
Conagra Brands, Inc.:
7.125%, 10/01/2026	6,441,000	8,065,137
7.000%, 10/01/2028	4,300,000	5,561,219
5.300%, 11/01/2038	5,000,000	6,168,350
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	9,829,459
Costco Wholesale Corp.:
1.375%, 06/20/2027	8,600,000	8,570,113
1.600%, 04/20/2030	15,000,000	14,365,715
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	5,165,234
3.350%, 09/15/2026 (2)	4,450,000	4,801,365
4.800%, 02/01/2035 (2)	14,000,000	16,455,042
8.375%, 03/01/2039 (2)	19,011,000	30,806,066
CSX Corp.,
4.650%, 03/01/2068	9,000,000	10,916,363
CVS Health Corp.:
3.625%, 04/01/2027	3,000,000	3,292,712
3.250%, 08/15/2029	8,000,000	8,455,953
4.780%, 03/25/2038	40,059,000	47,277,055
2.700%, 08/21/2040	5,000,000	4,604,610
5.125%, 07/20/2045	29,155,000	35,693,041
5.050%, 03/25/2048	28,300,000	34,742,206
Daimler Finance North America LLC:
3.400%, 02/22/2022 (2)	6,550,000	6,720,711
2.550%, 08/15/2022 (2)	30,000,000	30,748,349
1.750%, 03/10/2023 (2)	20,000,000	20,444,805
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	20,454,741
Dell Technologies, Inc.,
6.100%, 07/15/2027 (2)	5,580,000	6,708,004
Dentsply Sirona,
3.250%, 06/01/2030	25,000,000	26,138,932
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	8,661,000	12,845,229
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
5.450%, 06/15/2023 (2)	15,043,000	16,439,844
6.020%, 06/15/2026 (2)	80,596,000	95,413,321
Dignity Health,
5.267%, 11/01/2064	2,921,000	3,634,985
Dollar General Corp.,
3.500%, 04/03/2030	7,000,000	7,546,927
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	10,000,000	11,301,535
5.319%, 11/15/2038	29,000,000	36,427,264
DXC Technology Co.:
4.250%, 04/15/2024	54,525,000	59,078,391
4.125%, 04/15/2025	12,041,000	13,094,247
4.750%, 04/15/2027	36,917,000	41,214,452
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023	4,000,000	4,177,192
EI du Pont de Nemours and Co.,
2.300%, 07/15/2030	7,450,000	7,461,816
Elanco Animal Health, Inc.,
5.272%, 08/28/2023	10,000,000	10,762,500
Element Fleet Management Corp.,
3.850%, 06/15/2025 (1)(2)	18,492,000	19,485,477
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	5,326,520
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,117,157
7.375%, 10/15/2045	20,000,000	28,295,687
Encana Corp.,
3.900%, 11/15/2021	20,000,000	20,218,435
Energy Transfer Operating LP:
5.500%, 06/01/2027	5,468,000	6,305,844
5.250%, 04/15/2029	19,666,000	22,385,552
4.900%, 03/15/2035	4,550,000	4,797,491
5.800%, 06/15/2038	7,797,000	8,842,316
6.050%, 06/01/2041	1,968,000	2,248,901
5.950%, 10/01/2043	3,550,000	3,946,585
6.125%, 12/15/2045	5,797,000	6,668,526
6.000%, 06/15/2048	10,000,000	11,503,273
6.250%, 04/15/2049	3,850,000	4,519,158
Energy Transfer Partners LP:
4.050%, 03/15/2025	21,190,000	22,895,654
6.500%, 02/01/2042	5,621,000	6,703,242
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	20,374,260
Enterprise Products Operating LLC:
3.700%, 02/15/2026	8,350,000	9,162,174
5.750%, 03/01/2035	4,930,000	5,974,118
3.200%, 02/15/2052	30,725,000	28,027,097
EQT Midstream Partners LP:
4.750%, 07/15/2023	3,504,000	3,635,400
4.000%, 08/01/2024	3,000,000	3,051,630
4.125%, 12/01/2026	10,000,000	9,925,000
Equinix, Inc.:
3.200%, 11/18/2029	2,000,000	2,079,290
2.150%, 07/15/2030	7,675,000	7,296,938
ERAC USA Finance LLC,
3.300%, 12/01/2026 (2)	20,225,000	21,879,766
Exxon Mobil Corp.:
1.571%, 04/15/2023	3,500,000	3,585,784
2.992%, 03/19/2025	33,700,000	36,112,361
3.294%, 03/19/2027	10,000,000	10,961,390
FedEx Corp.,
4.950%, 10/17/2048	15,000,000	18,278,737
Ferguson Finance PLC:
4.500%, 10/24/2028 (1)(2)	34,125,000	39,139,622
3.250%, 06/02/2030 (1)(2)	28,100,000	29,580,774
Fidelity National Information Services, Inc.:
3.100%, 03/01/2041	7,100,000	6,974,272
4.500%, 08/15/2046	17,040,000	19,578,756
Fiserv, Inc.:
3.500%, 10/01/2022	5,410,000	5,613,449
3.200%, 07/01/2026	11,650,000	12,574,291
4.200%, 10/01/2028	5,000,000	5,634,156
2.650%, 06/01/2030	28,900,000	29,105,874
4.400%, 07/01/2049	3,500,000	4,038,791
Flex Ltd.:
3.750%, 02/01/2026 (1)	15,000,000	16,094,943
4.875%, 06/15/2029 (1)	14,600,000	16,474,132
FLIR Systems, Inc.,
2.500%, 08/01/2030	7,000,000	6,853,217
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030 (2)	18,500,000	18,255,671
FMC Corp.:
4.100%, 02/01/2024	46,920,000	50,653,842
3.200%, 10/01/2026	5,000,000	5,371,873
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	5,207,000
4.375%, 05/10/2043 (1)	1,874,000	2,114,715
3.500%, 01/16/2050 (1)	42,509,000	42,342,365
Ford Motor Credit Co. LLC:
3.339%, 03/28/2022	5,000,000	5,068,800
2.979%, 08/03/2022	34,690,000	35,210,350
3.087%, 01/09/2023	5,900,000	5,995,757
4.140%, 02/15/2023	10,000,000	10,334,000
5.584%, 03/18/2024	9,350,000	10,091,361
3.664%, 09/08/2024	5,565,000	5,759,803
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	15,000,000	15,625,541
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	14,530,000	16,144,062
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (2)	24,200,000	25,676,465
2.375%, 02/16/2031 (2)	25,000,000	23,849,332
General Dynamics Corp.:
3.250%, 04/01/2025	4,000,000	4,331,191
3.500%, 04/01/2027	5,500,000	6,069,502
General Electric Co.:
3.450%, 05/01/2027	4,000,000	4,343,818
3.625%, 05/01/2030	10,000,000	10,766,645
6.150%, 08/07/2037	13,124,000	17,243,155
6.875%, 01/10/2039	5,000,000	7,031,794
General Motors Co.,
6.125%, 10/01/2025	21,479,000	25,257,336
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	2,675,000	2,724,528
3.450%, 01/14/2022	5,000,000	5,100,369
3.150%, 06/30/2022	6,000,000	6,168,869
1.700%, 08/18/2023	25,000,000	25,460,767
5.100%, 01/17/2024	33,000,000	36,494,048
2.900%, 02/26/2025	13,000,000	13,630,343
1.250%, 01/08/2026	19,000,000	18,642,644
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (1)	49,575,000	53,331,505
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (1)	25,000,000	24,838,338
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,417,776
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042 (1)(2)	5,000,000	6,084,044
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	13,691,000	14,640,745
4.625%, 04/29/2024 (2)	35,620,000	39,216,924
4.000%, 04/16/2025 (2)	4,450,000	4,872,483
4.000%, 03/27/2027 (2)	25,550,000	28,157,850
3.875%, 10/27/2027 (2)	2,000,000	2,194,000
4.875%, 03/12/2029 (2)	11,000,000	12,531,527
2.500%, 09/01/2030 (2)	30,000,000	28,849,034
Global Payments, Inc.:
4.000%, 06/01/2023	19,700,000	21,091,485
4.800%, 04/01/2026	13,830,000	15,814,880
2.900%, 05/15/2030	14,467,000	14,768,443
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	17,505,000	18,026,662
3.875%, 06/27/2024 (1)(2)	18,220,000	19,650,634
4.875%, 06/27/2044 (1)(2)	8,250,000	9,306,291
4.700%, 11/10/2047 (1)(2)	25,000,000	27,704,183
4.000%, 09/06/2049 (1)(2)	7,300,000	7,241,759
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,715,966
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,572,257
Halliburton Co.,
3.800%, 11/15/2025	551,000	605,961
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	35,040,572
4.500%, 02/15/2027	15,000,000	16,824,398
Hewlett Packard Enterprise Co.,
4.400%, 10/15/2022	15,150,000	15,936,470
HP, Inc.:
2.200%, 06/17/2025	15,000,000	15,481,994
3.000%, 06/17/2027	35,000,000	36,988,310
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	12,556,786
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	20,000,000	21,350,435
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	8,599,782
Hyundai Capital America:
3.750%, 07/08/2021 (2)	12,950,000	13,056,428
3.950%, 02/01/2022 (2)	17,222,000	17,679,426
3.100%, 04/05/2022 (2)	21,255,000	21,735,314
3.000%, 06/20/2022 (2)	6,222,000	6,387,803
0.800%, 04/03/2023 (2)	33,750,000	33,680,221
1.250%, 09/18/2023 (2)	14,000,000	14,101,253
3.400%, 06/20/2024 (2)	19,025,000	20,288,591
5.875%, 04/07/2025 (2)	3,000,000	3,454,221
1.300%, 01/08/2026 (2)	10,000,000	9,773,491
Infor, Inc.,
1.750%, 07/15/2025 (2)	17,375,000	17,561,332
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049 (1)	10,000,000	11,668,234
Ingredion, Inc.,
2.900%, 06/01/2030	26,775,000	27,371,681
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	12,830,200
JAB Holdings BV,
2.200%, 11/23/2030 (1)(2)	18,925,000	17,777,222
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	5,428,371
2.375%, 03/15/2030	9,125,000	9,001,219
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	892,000	1,176,907
4.500%, 02/15/2047 (1)	4,400,000	5,138,543
4.950%, 07/02/2064 (1)(7)	1,713,000	2,070,677
Kansas City Southern:
4.700%, 05/01/2048	10,075,000	11,849,919
3.500%, 05/01/2050	12,000,000	12,016,794
Kellogg Co.,
2.100%, 06/01/2030	20,000,000	19,432,454
Keysight Technologies, Inc.,
4.600%, 04/06/2027	36,562,000	41,856,541
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024	10,000,000	10,985,596
7.300%, 08/15/2033	8,103,000	11,034,123
5.800%, 03/15/2035	2,150,000	2,627,976
6.950%, 01/15/2038	14,008,000	18,793,636
6.500%, 09/01/2039	5,359,000	6,938,127
7.500%, 11/15/2040	7,917,000	10,838,977
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	5,017,000	5,572,610
8.050%, 10/15/2030	3,670,000	4,977,864
7.800%, 08/01/2031	16,745,000	23,197,859
7.750%, 01/15/2032	36,569,000	51,382,457
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	7,000,000	7,455,000
3.000%, 06/01/2026	9,249,000	9,733,141
5.000%, 07/15/2035	14,740,000	16,965,003
L3Harris Technologies, Inc.,
3.832%, 04/27/2025	5,000,000	5,475,833
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,455,630
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,242,934
Leidos, Inc.:
3.625%, 05/15/2025 (2)	12,925,000	14,023,600
4.375%, 05/15/2030 (2)	40,178,000	44,663,472
2.300%, 02/15/2031 (2)	8,175,000	7,720,061
Lennar Corp.,
4.125%, 01/15/2022	496,000	503,688
Lennox International, Inc.,
3.000%, 11/15/2023	5,930,000	6,254,084
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	5,225,164
LYB International Finance III LLC,
2.250%, 10/01/2030	5,925,000	5,712,183
Magellan Midstream Partners LP:
3.200%, 03/15/2025	5,000,000	5,247,934
3.950%, 03/01/2050	5,100,000	5,024,240
Marathon Petroleum Corp.:
3.625%, 09/15/2024	1,600,000	1,729,330
4.750%, 09/15/2044	1,500,000	1,663,715
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030	23,125,000	22,735,727
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	6,200,000	6,166,446
6.250%, 05/01/2037	893,000	1,139,802
McDonald's Corp.:
3.300%, 07/01/2025	3,000,000	3,247,669
3.500%, 07/01/2027	6,000,000	6,598,288
Microchip Technology, Inc.:
3.922%, 06/01/2021	19,981,000	20,096,484
4.333%, 06/01/2023	16,455,000	17,648,679
0.972%, 02/15/2024 (2)	10,000,000	9,981,408
Microsoft Corp.:
3.950%, 08/08/2056	9,903,000	11,534,927
2.675%, 06/01/2060	2,097,000	1,924,955
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029 (2)	11,300,000	11,458,591
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	9,365,000	9,537,635
Molson Coors Beverage Co.,
3.000%, 07/15/2026	9,889,000	10,529,622
Mosaic Co.:
4.250%, 11/15/2023	36,878,000	39,829,395
5.450%, 11/15/2033	2,000,000	2,400,839
4.875%, 11/15/2041	5,000,000	5,518,233
MPLX LP:
4.500%, 07/15/2023	18,255,000	19,664,741
4.000%, 02/15/2025	6,000,000	6,548,304
4.875%, 06/01/2025	18,665,000	21,023,255
1.750%, 03/01/2026	17,125,000	17,151,154
4.125%, 03/01/2027	11,700,000	12,988,445
2.650%, 08/15/2030	22,125,000	21,681,523
4.500%, 04/15/2038	5,725,000	6,254,252
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	5,015,786
3.950%, 06/15/2026 (1)	32,400,000	35,688,304
Mylan, Inc.:
3.125%, 01/15/2023 (2)	5,000,000	5,209,645
4.550%, 04/15/2028	16,705,000	18,864,877
5.200%, 04/15/2048	9,000,000	10,351,155
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	15,825,000
Norfolk Southern Corp.,
3.050%, 05/15/2050	15,000,000	14,224,302
Nutrien Ltd.:
3.375%, 03/15/2025 (1)	5,125,000	5,509,685
4.200%, 04/01/2029 (1)	7,000,000	7,877,391
Nutrition & Biosciences, Inc.,
1.832%, 10/15/2027 (2)	5,000,000	4,888,867
nVent Finance Sarl,
4.550%, 04/15/2028 (1)	26,190,000	27,725,251
Occidental Petroleum Corp.:
3.200%, 08/15/2026	11,000,000	10,554,610
7.500%, 05/01/2031	7,170,000	8,371,692
7.875%, 09/15/2031	6,320,000	7,434,026
ONEOK, Inc.:
7.500%, 09/01/2023	5,000,000	5,700,072
2.750%, 09/01/2024	1,200,000	1,258,889
Oracle Corp.:
2.800%, 04/01/2027	26,225,000	27,618,661
3.950%, 03/25/2051	3,300,000	3,401,852
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	44,893,542
Otis Worldwide Corp.,
3.362%, 02/15/2050	3,025,000	2,952,367
Pactiv LLC,
7.950%, 12/15/2025	286,000	319,605
PeaceHealth Obligated Group,
3.218%, 11/15/2050	7,200,000	7,030,136
Penske Truck Leasing Co.,
2.700%, 11/01/2024 (2)	5,275,000	5,553,491
PepsiCo, Inc.,
2.750%, 03/19/2030	10,675,000	11,115,803
PerkinElmer, Inc.:
3.300%, 09/15/2029	24,200,000	25,526,395
3.625%, 03/15/2051	12,000,000	12,276,611
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	20,527,000	21,468,787
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	5,288,160
Phillips 66:
2.150%, 12/15/2030	12,000,000	11,352,322
5.875%, 05/01/2042	6,000,000	7,717,690
4.875%, 11/15/2044	21,130,000	24,936,224
Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	3,209,549
3.550%, 10/01/2026	7,000,000	7,482,331
3.150%, 12/15/2029	12,000,000	12,172,310
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	10,000,000	9,970,588
Premier Health Partners,
2.911%, 11/15/2026	29,767,000	30,956,678
Quanta Services, Inc.,
2.900%, 10/01/2030	8,275,000	8,397,354
Raytheon Technologies Corp.:
3.500%, 03/15/2027	9,578,000	10,489,333
7.500%, 09/15/2029	8,000,000	11,015,574
2.250%, 07/01/2030	12,375,000	12,178,860
4.350%, 04/15/2047	9,175,000	10,448,428
3.125%, 07/01/2050	6,000,000	5,812,137
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,257,470
Reliance Steel & Aluminum Co.,
2.150%, 08/15/2030	10,000,000	9,596,295
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	600,350
Rogers Communications, Inc.,
5.450%, 10/01/2043 (1)	16,560,000	20,581,082
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	20,009,849
5.875%, 06/30/2026	60,000,000	70,288,050
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	3,771,235
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	7,978,500
Shell International Finance BV:
2.375%, 04/06/2025 (1)	8,875,000	9,354,752
3.250%, 05/11/2025 (1)	5,725,000	6,184,742
2.750%, 04/06/2030 (1)	8,750,000	9,036,530
4.125%, 05/11/2035 (1)	10,000,000	11,376,010
Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	4,672,885
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	26,223,000	27,554,085
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)	21,852,000	21,504,116
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,711,818
Smith & Nephew PLC,
2.032%, 10/14/2030 (1)	14,575,000	13,725,345
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	6,045,059
3.350%, 02/01/2022 (2)	30,802,000	31,418,613
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	10,000,000	10,437,500
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	61,307,000	68,755,750
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	7,537,698
Steel Dynamics, Inc.:
2.400%, 06/15/2025	5,000,000	5,211,252
3.250%, 01/15/2031	7,000,000	7,408,317
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	12,918,093
5.400%, 10/01/2047	7,425,000	8,017,457
Suntory Holdings Ltd.:
2.550%, 06/28/2022 (1)(2)	16,500,000	16,873,551
2.250%, 10/16/2024 (1)(2)	8,500,000	8,860,060
Sysco Corp.:
5.650%, 04/01/2025	10,165,000	11,819,891
3.300%, 07/15/2026	11,550,000	12,436,623
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (1)	15,000,000	14,326,435
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	34,453,895
3.900%, 05/25/2027	30,327,000	32,897,485
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	6,909,626
Telefonica Emisiones SA:
4.665%, 03/06/2038 (1)	4,000,000	4,517,729
5.213%, 03/08/2047 (1)	7,225,000	8,448,054
4.895%, 03/06/2048 (1)	25,550,000	28,988,139
5.520%, 03/01/2049 (1)	18,775,000	22,939,249
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	24,888,750
3.150%, 10/01/2026 (1)	15,000,000	14,343,750
Textron, Inc.,
3.000%, 06/01/2030	19,675,000	19,984,444
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	1,174,291
6.750%, 06/15/2039	2,767,000	3,707,187
Timken Co.:
3.875%, 09/01/2024	11,255,000	12,048,933
4.500%, 12/15/2028	6,550,000	7,026,962
T-Mobile USA, Inc.:
3.875%, 04/15/2030 (2)	40,085,000	43,506,656
2.550%, 02/15/2031 (2)	20,000,000	19,593,800
TransCanada PipeLines Ltd.,
7.625%, 01/15/2039 (1)	21,077,000	31,509,039
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,448,783
4.600%, 03/15/2048	5,150,000	5,847,462
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	5,437,938
3.900%, 02/01/2045 (2)	10,250,000	10,882,822
4.600%, 02/01/2049 (2)	8,325,000	9,904,108
Tyson Foods, Inc.,
5.100%, 09/23/2048	10,000,000	12,662,121
Universal Health Services, Inc.,
2.650%, 10/15/2030 (2)	10,000,000	9,655,150
Upjohn, Inc.:
3.850%, 06/22/2040 (2)	13,083,000	13,388,637
4.000%, 06/22/2050 (2)	40,600,000	41,373,487
UPMC,
3.600%, 04/03/2025	45,000,000	49,038,426
Valaris PLC,
5.200%, 03/15/2025 (1)(9)	4,000,000	420,000
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	32,481,000	38,636,150
3.750%, 07/08/2030 (1)	13,926,000	14,537,212
8.250%, 01/17/2034 (1)	8,526,000	11,991,819
6.875%, 11/21/2036 (1)	18,483,000	24,565,108
6.875%, 11/10/2039 (1)	16,643,000	22,225,062
Valero Energy Corp.:
2.850%, 04/15/2025	15,000,000	15,681,678
2.150%, 09/15/2027	14,150,000	13,864,612
4.000%, 04/01/2029	15,475,000	16,675,381
6.625%, 06/15/2037	2,100,000	2,732,250
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	11,211,188
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,355,869
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,350,113
4.329%, 09/21/2028	3,077,000	3,522,760
2.550%, 03/21/2031	6,600,000	6,594,011
4.500%, 08/10/2033	16,325,000	18,961,829
4.272%, 01/15/2036	8,148,000	9,209,553
5.250%, 03/16/2037	28,793,000	36,298,594
4.812%, 03/15/2039	36,839,000	44,087,826
2.650%, 11/20/2040	10,000,000	9,138,507
3.400%, 03/22/2041	3,850,000	3,908,464
4.862%, 08/21/2046	2,500,000	2,999,114
5.500%, 03/16/2047	4,150,000	5,424,416
4.672%, 03/15/2055	14,725,000	17,530,127
3.700%, 03/22/2061	12,000,000	11,857,409
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	4,363,921
5.000%, 05/30/2038 (1)	6,800,000	8,198,127
4.375%, 02/19/2043 (1)	15,554,000	17,321,501
5.250%, 05/30/2048 (1)	24,200,000	30,212,218
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	8,845,000	9,037,456
4.250%, 11/13/2023 (2)	17,350,000	18,855,797
2.850%, 09/26/2024 (2)	14,000,000	14,857,289
3.350%, 05/13/2025 (2)	10,000,000	10,737,120
1.250%, 11/24/2025 (2)	30,000,000	29,640,850
Vulcan Materials Co.,
4.700%, 03/01/2048	3,446,000	4,051,546
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,853,964
4.400%, 03/15/2024	24,825,000	26,991,131
3.450%, 11/15/2026	28,315,000	30,516,509
4.950%, 09/15/2028	4,739,000	5,399,435
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,455,452
3.450%, 06/01/2026	5,934,000	6,385,767
3.200%, 04/15/2030	13,575,000	14,097,020
4.500%, 11/18/2034	4,750,000	5,284,801
4.800%, 11/18/2044	4,520,000	5,004,784
4.650%, 06/01/2046	4,000,000	4,275,171
Waste Connections, Inc.,
2.600%, 02/01/2030 (1)	7,525,000	7,557,068
Western Digital Corp.,
4.750%, 02/15/2026	4,000,000	4,409,800
Western Gas Partners LP:
4.000%, 07/01/2022	10,463,000	10,724,837
3.950%, 06/01/2025	8,000,000	8,216,080
Western Midstream Operating LP,
4.100%, 02/01/2025	20,000,000	20,700,000
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	5,295,000	5,601,710
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	10,926,848
Williams Companies, Inc.:
3.600%, 03/15/2022	10,176,000	10,421,484
3.700%, 01/15/2023	1,690,000	1,767,204
4.300%, 03/04/2024	7,310,000	7,956,181
4.550%, 06/24/2024	7,000,000	7,714,340
3.900%, 01/15/2025	3,160,000	3,421,962
8.750%, 03/15/2032	5,750,000	8,432,338
6.300%, 04/15/2040	8,142,000	10,468,779
4.850%, 03/01/2048	7,000,000	7,771,528
Woodside Finance Ltd.:
3.650%, 03/05/2025 (1)(2)	12,300,000	12,990,446
4.500%, 03/04/2029 (1)(2)	10,000,000	10,903,816
WRKCo, Inc.,
3.000%, 09/15/2024	14,895,000	15,826,406
Xylem, Inc.,
2.250%, 01/30/2031	9,325,000	9,149,759
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	23,500,000	25,692,026
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,996,000	22,748,487
3.550%, 03/20/2030	14,977,000	16,011,960
5.750%, 11/30/2039	11,967,000	15,313,696
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,703,408
Zoetis, Inc.:
3.250%, 02/01/2023	34,200,000	35,640,945
4.700%, 02/01/2043	3,568,000	4,305,193
Total Industrials (Cost $7,169,201,640)		7,510,500,942	21.8%

Utilities
Ameren Corp.,
3.500%, 01/15/2031	20,000,000	21,225,028
American Electric Power Co., Inc.,
3.250%, 03/01/2050	10,175,000	9,404,700
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	5,000,000	5,248,513
Avangrid, Inc.,
3.200%, 04/15/2025	14,000,000	14,989,087
Berkshire Hathaway Energy Co.:
4.050%, 04/15/2025	5,000,000	5,516,956
3.700%, 07/15/2030	18,425,000	20,416,364
2.850%, 05/15/2051	13,675,000	12,253,244
Consumers Energy Co.,
3.500%, 08/01/2051	9,400,000	9,893,952
Dominion Energy, Inc.:
2.450%, 01/15/2023 (2)	15,000,000	15,513,255
3.375%, 04/01/2030	10,000,000	10,647,196
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	10,463,332
Edison International,
2.950%, 03/15/2023	5,000,000	5,166,580
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	20,703,294
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	7,178,668
3.625%, 05/25/2027 (1)(2)	22,790,000	24,652,548
3.500%, 04/06/2028 (1)(2)	8,000,000	8,556,096
4.875%, 06/14/2029 (1)(2)	6,615,000	7,731,914
6.800%, 09/15/2037 (1)(2)	4,565,000	6,410,666
4.750%, 05/25/2047 (1)(2)	63,375,000	74,987,830
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	13,938,673
Essential Utilities, Inc.,
2.704%, 04/15/2030	14,100,000	14,212,249
Evergy, Inc.,
2.450%, 09/15/2024	6,675,000	6,988,687
Eversource Energy,
1.650%, 08/15/2030	9,925,000	9,204,799
Exelon Corp.:
4.050%, 04/15/2030	8,900,000	9,917,085
4.950%, 06/15/2035	3,500,000	4,123,576
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,089,058
3.400%, 03/01/2050	15,000,000	13,125,000
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (2)	10,000,000	10,081,056
Interstate Power and Light Co.,
2.300%, 06/01/2030	9,350,000	9,222,414
ITC Holdings Corp.:
3.350%, 11/15/2027	25,581,000	27,696,798
2.950%, 05/14/2030 (2)	10,000,000	10,193,268
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (2)	10,000,000	9,369,262
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	4,928,243
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	6,870,280
NiSource, Inc.:
3.600%, 05/01/2030	4,585,000	4,969,496
5.250%, 02/15/2043	5,779,000	7,128,650
3.950%, 03/30/2048	11,750,000	12,352,811
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	9,500,000	9,902,133
RGS I&M Funding Corp.,
9.820%, 12/07/2022	320,267	330,625
Southern Co.,
4.250%, 07/01/2036	5,525,000	6,208,847
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,844,468
Xcel Energy, Inc.,
3.400%, 06/01/2030	15,000,000	16,121,954
Total Utilities (Cost $485,481,274)		503,778,655	1.4%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	7,200,000	8,093,546
4.750%, 07/28/2025 (1)(2)	62,453,000	69,875,664
4.800%, 04/18/2026 (1)(2)	24,705,000	27,904,298
AerCap Holdings NV:
4.875%, 01/16/2024 (1)	20,000,000	21,762,916
2.875%, 08/14/2024 (1)	20,000,000	20,626,804
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	6,384,665
Air Lease Corp.:
4.250%, 02/01/2024	8,550,000	9,277,889
2.300%, 02/01/2025	15,000,000	15,321,113
American International Group, Inc.:
4.875%, 06/01/2022	17,698,000	18,585,291
4.125%, 02/15/2024	893,000	977,283
3.750%, 07/10/2025	12,135,000	13,250,261
3.875%, 01/15/2035	4,875,000	5,301,006
6.820%, 11/15/2037	1,410,000	1,900,186
Ameriprise Financial, Inc.,
3.000%, 04/02/2025	13,700,000	14,576,108
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	272,293
Anthem, Inc.:
2.375%, 01/15/2025	6,000,000	6,270,739
5.100%, 01/15/2044	1,584,000	1,967,473
4.375%, 12/01/2047	8,650,000	9,963,593
ANZ New Zealand (Int'l) Ltd.,
3.400%, 03/19/2024 (1)(2)	2,000,000	2,157,957
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,622,633
3.875%, 12/15/2025 (1)	9,126,000	10,084,298
4.450%, 05/24/2043 (1)	1,274,000	1,428,109
ASB Bank Ltd.,
3.750%, 06/14/2023 (1)(2)	10,000,000	10,696,945
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	44,423,000	48,798,810
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%) (1)(2)(3)	5,000,000	5,167,550
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%) (1)(2)(3)	15,000,000	14,099,100
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)	10,000,000	9,820,329
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	13,392,779
2.746%, 05/28/2025 (1)	7,000,000	7,313,804
5.179%, 11/19/2025 (1)	16,183,000	18,359,256
4.379%, 04/12/2028 (1)	13,400,000	14,932,642
3.490%, 05/28/2030 (1)	5,000,000	5,205,467
2.749%, 12/03/2030 (1)	19,250,000	18,336,101
Bank of America Corp.:
3.300%, 01/11/2023	7,000,000	7,353,976
4.125%, 01/22/2024	15,000,000	16,394,919
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	28,881,000	31,011,551
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	16,008,539
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%) (3)	17,775,000	18,631,577
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.060%) (3)	9,000,000	9,793,555
3.248%, 10/21/2027	6,000,000	6,450,501
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	37,683,000	40,467,025
3.194%, 07/23/2030 (3 Month LIBOR USD + 1.180%) (3)	5,000,000	5,248,641
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%) (3)	13,000,000	12,880,309
2.592%, 04/29/2031 (SOFR + 2.150%) (3)	60,000,000	59,874,735
7.750%, 05/14/2038	1,138,000	1,746,220
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	16,000,000	16,423,711
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	10,318,718
4.500%, 12/16/2025 (1)	8,500,000	9,652,278
Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	3,155,211
3.750%, 03/10/2024 (1)(2)	2,800,000	3,043,310
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	5,000,000	5,144,619
3.750%, 07/20/2023 (1)(2)	34,100,000	36,528,600
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	12,770,000	12,989,273
Barclays PLC:
3.684%, 01/10/2023 (1)	25,475,000	26,056,723
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,331,859
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	13,000,000	13,920,161
3.650%, 03/16/2025 (1)	8,100,000	8,705,640
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	34,300,000	37,022,114
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.452%) (1)(3)	10,000,000	10,468,400
BBVA USA:
2.875%, 06/29/2022	8,000,000	8,226,684
3.875%, 04/10/2025	36,235,000	39,590,163
Belrose Funding Trust,
2.330%, 08/15/2030 (2)	13,950,000	13,435,664
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	15,333,089
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	8,570,000	9,035,549
3.375%, 01/09/2025 (1)(2)	8,350,000	8,963,379
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	17,100,000	18,000,424
4.375%, 05/12/2026 (1)(2)	35,346,000	39,085,778
2.219%, 06/09/2026 (SOFR + 2.074%) (1)(2)(3)	15,000,000	15,381,262
1.323%, 01/13/2027 (SOFR + 1.004%) (1)(2)(3)	20,000,000	19,559,831
4.625%, 03/13/2027 (1)(2)	4,500,000	5,042,743
1.904%, 09/30/2028 (SOFR + 1.609%) (1)(2)(3)	27,000,000	26,538,582
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%) (1)(2)(3)	14,000,000	13,167,014
BNZ International Funding Ltd.:
2.650%, 11/03/2022 (1)(2)	20,350,000	21,052,078
3.375%, 03/01/2023 (1)(2)	20,000,000	21,110,411
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	25,648,656
4.000%, 04/15/2024 (1)	2,500,000	2,733,969
5.150%, 07/21/2024 (1)(2)	31,285,000	35,022,402
2.375%, 01/14/2025 (1)(2)	12,000,000	12,397,537
4.500%, 03/15/2025 (1)(2)	55,492,000	61,114,112
1.652%, 10/06/2026 (SOFR + 1.520%) (1)(2)(3)	15,000,000	14,964,957
2.277%, 01/20/2032 (SOFR + 1.312%) (1)(2)(3)	12,850,000	12,424,160
Brown & Brown, Inc.:
4.500%, 03/15/2029	23,825,000	26,764,372
2.375%, 03/15/2031	27,360,000	26,304,436
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	40,157,237
Capital One Financial Corp.:
3.200%, 01/30/2023	6,550,000	6,857,065
3.900%, 01/29/2024	4,550,000	4,919,362
3.300%, 10/30/2024	2,998,000	3,232,300
3.650%, 05/11/2027	26,000,000	28,434,244
Capital One NA,
3.375%, 02/15/2023	45,962,000	48,278,041
Centene Corp.,
2.500%, 03/01/2031	25,000,000	23,875,500
Citigroup, Inc.:
2.350%, 08/02/2021	6,100,000	6,142,874
2.750%, 04/25/2022	11,575,000	11,849,748
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	12,453,272
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	20,961,639
1.621%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,112,047
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%) (3)	22,600,000	24,223,527
3.750%, 06/16/2024	1,000,000	1,090,067
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	5,650,000	6,046,683
3.700%, 01/12/2026	4,500,000	4,942,454
3.106%, 04/08/2026 (SOFR + 2.842%) (3)	20,000,000	21,349,261
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	20,600,000	22,643,172
3.668%, 07/24/2028 (3 Month LIBOR USD + 1.390%) (3)	3,142,000	3,436,163
3.520%, 10/27/2028 (3 Month LIBOR USD + 1.151%) (3)	1,500,000	1,622,535
2.572%, 06/03/2031 (SOFR + 2.107%) (3)	25,000,000	24,980,451
Citizens Bank NA:
2.250%, 04/28/2025	20,000,000	20,752,074
3.750%, 02/18/2026	12,120,000	13,329,613
Citizens Financial Group, Inc.:
2.850%, 07/27/2026	10,000,000	10,604,389
3.250%, 04/30/2030	28,025,000	29,758,223
CNA Financial Corp.:
7.250%, 11/15/2023	4,000,000	4,668,901
4.500%, 03/01/2026	14,000,000	15,817,742
3.450%, 08/15/2027	12,000,000	13,075,629
3.900%, 05/01/2029	8,000,000	8,820,231
Comerica Bank,
4.000%, 07/27/2025	10,000,000	11,063,446
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	10,000,000	9,710,100
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%) (1)(2)(3)	10,000,000	10,346,931
3.743%, 09/12/2039 (1)(2)	23,500,000	24,534,752
Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	16,033,225
4.375%, 08/04/2025 (1)	20,397,000	22,588,746
3.750%, 07/21/2026 (1)	20,829,000	22,716,234
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	10,421,346
3.750%, 04/24/2023 (1)(2)	5,000,000	5,314,838
4.375%, 03/17/2025 (1)(2)	4,204,000	4,613,918
1.248%, 01/26/2027 (SOFR + 0.892%) (1)(2)(3)	20,000,000	19,560,974
3.250%, 01/14/2030 (1)(2)	6,800,000	6,990,482
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	8,575,897
Credit Suisse AG,
3.625%, 09/09/2024 (1)	4,325,000	4,686,981
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	17,349,176
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	8,325,000	8,891,116
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	12,250,000	12,702,968
2.193%, 06/05/2026 (SOFR + 2.044%) (1)(2)(3)	15,000,000	15,243,896
1.305%, 02/02/2027 (SOFR + 0.980%) (1)(2)(3)	40,000,000	38,729,532
4.282%, 01/09/2028 (1)(2)	17,403,000	19,133,014
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	11,794,981
4.194%, 04/01/2031 (SOFR + 3.730%) (1)(2)(3)	20,000,000	21,756,477
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	15,438,719
4.550%, 04/17/2026 (1)	2,000,000	2,237,522
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	7,115,885
CyrusOne LP / CyrusOne Finance Corp.,
2.150%, 11/01/2030	11,000,000	10,165,100
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	12,301,697
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%) (1)(2)(3)	10,000,000	9,891,871
Deutsche Bank AG:
4.250%, 10/14/2021 (1)	36,125,000	36,796,883
5.000%, 02/14/2022 (1)	10,000,000	10,352,045
3.300%, 11/16/2022 (1)	22,175,000	23,028,864
3.700%, 05/30/2024 (1)	10,000,000	10,693,118
2.222%, 09/18/2024 (SOFR + 2.159%) (1)(3)	52,000,000	53,376,323
2.129%, 11/24/2026 (SOFR + 1.870%) (1)(3)	17,000,000	17,042,776
Discover Bank:
3.350%, 02/06/2023	8,600,000	8,997,439
4.200%, 08/08/2023	20,000,000	21,579,578
3.450%, 07/27/2026	22,000,000	23,807,802
4.650%, 09/13/2028	13,747,000	15,705,136
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	10,896,193
4.100%, 02/09/2027	15,150,000	16,813,596
DNB Bank ASA,
1.127%, 09/16/2026 (5 Year CMT Rate + 0.850%) (1)(2)(3)	10,000,000	9,855,701
Federation des Caisses Desjardins du Quebec,
2.050%, 02/10/2025 (1)(2)	12,100,000	12,441,915
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	5,122,919
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	11,330,000	12,428,617
Five Corners Funding Trust II,
2.850%, 05/15/2030 (2)	30,000,000	30,918,215
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	2,139,218
GE Capital Funding LLC:
4.050%, 05/15/2027 (2)	8,975,000	10,000,514
4.550%, 05/15/2032 (2)	10,000,000	11,465,507
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/2035 (1)	66,698,000	76,353,202
Globe Life, Inc.:
3.800%, 09/15/2022	12,475,000	12,965,801
4.550%, 09/15/2028	5,000,000	5,747,839
Goldman Sachs Group, Inc.:
3.000%, 04/26/2022	20,000,000	20,031,291
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	12,000,000	12,321,862
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	8,236,350
1.790%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,146,583
3.850%, 07/08/2024	3,000,000	3,260,555
3.500%, 01/23/2025	3,000,000	3,237,451
3.500%, 04/01/2025	5,000,000	5,417,063
3.750%, 05/22/2025	5,000,000	5,458,222
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	16,096,047
1.093%, 12/09/2026 (SOFR + 0.789%) (3)	10,000,000	9,798,919
1.969%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,464,881
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	7,412,953
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	10,000,000	11,218,162
3.800%, 03/15/2030	30,000,000	33,042,616
1.992%, 01/27/2032 (SOFR + 1.090%) (3)	10,000,000	9,490,452
6.345%, 02/15/2034	1,053,000	1,411,976
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	7,370,798
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	5,000,000	5,985,665
3.700%, 01/22/2070 (2)	15,062,000	14,408,224
4.850%, 01/24/2077 (2)	22,227,000	25,822,485
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030	10,550,000	10,316,129
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	7,000,000	7,270,495
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (2)	6,125,000	6,029,706
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,399,948
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	3,056,713
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	6,208,030
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	17,600,000	18,042,089
3.600%, 05/25/2023 (1)	2,275,000	2,421,131
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	6,000,000	6,403,551
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	26,550,000	28,670,010
1.645%, 04/18/2026 (SOFR + 1.538%) (1)(3)	15,000,000	15,009,202
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,450,000	8,245,979
4.375%, 11/23/2026 (1)	10,000,000	11,137,923
1.589%, 05/24/2027 (SOFR + 1.290%) (1)(3)	12,500,000	12,301,501
2.013%, 09/22/2028 (SOFR + 1.732%) (1)(3)	25,000,000	24,566,430
4.950%, 03/31/2030 (1)	7,000,000	8,173,063
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	2,000,000	2,164,211
HSBC USA, Inc.,
9.125%, 05/15/2021	625,000	630,424
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	6,155,835
3.750%, 01/15/2026 (1)	4,900,000	5,380,012
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	25,053,218
Jefferies Group LLC:
4.850%, 01/15/2027	4,600,000	5,291,862
4.150%, 01/23/2030	10,000,000	10,979,546
6.250%, 01/15/2036	1,390,000	1,786,721
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	15,638,348
JPMorgan Chase & Co.:
1.448%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,233,552
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,000,000	15,897,046
3.125%, 01/23/2025	14,000,000	14,999,355
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	10,000,000	10,409,358
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	50,000,000	51,417,504
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	76,000,000	78,056,905
1.045%, 11/19/2026 (SOFR + 0.800%) (3)	25,000,000	24,417,663
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	28,000,000	27,941,040
1.953%, 02/04/2032 (SOFR + 1.065%) (3)	22,000,000	20,850,763
5.600%, 07/15/2041	4,106,000	5,496,893
KeyBank NA:
3.180%, 05/22/2022	6,500,000	6,698,353
3.400%, 05/20/2026	18,965,000	20,444,142
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	59,600,000	62,662,271
Lexington Realty Trust,
2.700%, 09/15/2030	7,000,000	6,832,547
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	638,108
4.569%, 02/01/2029 (2)	2,087,000	2,419,833
3.951%, 10/15/2050 (2)	2,231,000	2,301,375
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	671,769
Life Storage LP,
3.500%, 07/01/2026	6,819,000	7,404,781
Lincoln National Corp.,
3.050%, 01/15/2030	24,650,000	25,521,935
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	19,342,933
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%) (1)(3)	15,000,000	16,323,914
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%) (1)(3)	15,725,000	16,285,432
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%) (1)(3)	5,000,000	4,963,651
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	10,798,269
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	23,717,000	26,317,297
3.624%, 06/03/2030 (1)(2)	12,550,000	12,830,029
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	29,067,000	30,254,968
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	25,576,954
1.340%, 01/12/2027 (SOFR + 1.069%) (1)(2)(3)	9,000,000	8,830,970
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	11,268,606
5.375%, 03/04/2046 (1)	5,150,000	6,744,040
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030	5,000,000	4,909,347
5.875%, 08/01/2033	4,700,000	6,177,528
4.350%, 01/30/2047	3,450,000	3,987,659
Massachusetts Mutual Life Insurance Co.:
5.077%, 02/15/2069 (2)	23,170,000	26,942,899
3.729%, 10/15/2070 (2)	16,676,000	16,276,350
4.900%, 04/01/2077 (2)	11,175,000	13,264,938
MBIA Insurance Corp.,
11.444%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	714,000	321,300
MetLife, Inc.:
6.500%, 12/15/2032	466,000	657,268
4.875%, 11/13/2043	3,375,000	4,239,787
4.050%, 03/01/2045	12,375,000	14,038,804
Metropolitan Life Global Funding I,
2.950%, 04/09/2030 (2)	10,000,000	10,419,975
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	6,300,000	7,844,130
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	6,844,000	6,900,436
2.665%, 07/25/2022 (1)	9,000,000	9,256,124
3.455%, 03/02/2023 (1)	10,650,000	11,229,589
2.801%, 07/18/2024 (1)	10,000,000	10,599,246
2.193%, 02/25/2025 (1)	25,000,000	25,787,480
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	13,005,915
2.953%, 02/28/2022 (1)	12,575,000	12,870,619
2.601%, 09/11/2022 (1)	13,000,000	13,378,723
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	5,000,000	5,365,926
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	20,918,841
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%) (1)(3)	8,000,000	7,787,948
1.979%, 09/08/2031 (3 Month LIBOR USD + 1.270%) (1)(3)	20,000,000	18,862,851
Morgan Stanley:
2.500%, 04/21/2021	8,000,000	8,007,839
2.750%, 05/19/2022	20,000,000	20,541,100
1.618%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,146,297
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	6,455,000	6,862,407
3.875%, 04/29/2024	1,650,000	1,802,456
3.700%, 10/23/2024	4,000,000	4,379,035
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	13,082,229
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	1,093,740
3.622%, 04/01/2031 (SOFR + 3.120%) (3)	10,000,000	10,857,445
1.928%, 04/28/2032 (SOFR + 1.020%) (3)	25,000,000	23,617,630
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	49,282,000	46,553,743
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	10,000,000	10,591,700
National Securities Clearing Corp.,
1.500%, 04/23/2025 (2)	12,124,000	12,243,605
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	21,126,378
4.000%, 09/14/2026 (1)(2)	58,507,000	64,092,228
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	22,131,015
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	11,048,794
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	7,551,147
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (2)	10,000,000	10,149,384
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039 (2)	9,000,000	14,707,513
4.350%, 04/30/2050 (2)	25,000,000	26,241,933
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	17,164,561
3.750%, 05/15/2050 (2)	17,000,000	17,989,908
4.450%, 05/15/2069 (2)	10,000,000	11,801,216
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	20,000,000	20,686,704
1.851%, 07/16/2025 (1)	23,825,000	23,774,659
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	16,623,271
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	22,300,000	22,210,482
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	13,448,945
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	12,301,178
Pine Street Trust I,
4.572%, 02/15/2029 (2)	7,825,000	8,792,499
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,934,603
3.125%, 05/15/2023	4,667,000	4,921,402
4.300%, 11/15/2046	2,325,000	2,644,828
Principal Life Global Funding II:
1.250%, 06/23/2025 (2)	16,000,000	15,968,826
3.000%, 04/18/2026 (2)	13,400,000	14,322,756
Protective Life Corp.:
4.300%, 09/30/2028 (2)	10,000,000	10,981,388
8.450%, 10/15/2039	2,650,000	4,014,024
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	7,059,784
3.935%, 12/07/2049	11,426,000	12,508,311
Raymond James Financial, Inc.,
4.650%, 04/01/2030	9,700,000	11,286,698
Regions Financial Corp.,
2.250%, 05/18/2025	25,000,000	25,941,266
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (2)	22,800,000	23,881,329
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	8,869,552
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	10,650,000	10,977,895
3.875%, 09/12/2023 (1)	10,000,000	10,723,777
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	27,351,000	29,836,381
3.073%, 05/22/2028 (1 Year CMT Rate + 2.550%) (1)(3)	15,000,000	15,608,065
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	10,000,000	11,392,417
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	7,000,000	8,102,038
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	35,000,000	38,982,288
Santander Holdings USA, Inc.,
3.500%, 06/07/2024	5,695,000	6,089,248
Santander UK Group Holdings PLC:
3.571%, 01/10/2023 (1)	5,000,000	5,111,069
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	5,967,000	6,236,079
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,250,000	5,777,804
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,550,931
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	24,003,318
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	8,194,055
Societe Generale SA:
3.250%, 01/12/2022 (1)(2)	8,000,000	8,171,664
4.250%, 09/14/2023 (1)(2)	8,000,000	8,643,432
5.000%, 01/17/2024 (1)(2)	20,000,000	21,832,262
3.875%, 03/28/2024 (1)(2)	15,300,000	16,501,791
2.625%, 10/16/2024 (1)(2)	23,000,000	23,997,751
2.625%, 01/22/2025 (1)(2)	31,125,000	32,261,701
4.250%, 04/14/2025 (1)(2)	21,032,000	22,773,981
4.250%, 08/19/2026 (1)(2)	12,000,000	13,078,914
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%) (1)(2)(3)	12,000,000	11,791,432
3.625%, 03/01/2041 (1)(2)	12,000,000	11,543,799
Standard Chartered PLC:
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	10,000,000	10,279,897
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	31,557,000	33,321,913
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	26,294,000	28,306,473
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	14,700,000	15,283,654
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%) (1)(2)(3)	13,800,000	13,470,384
4.644%, 04/01/2031 (5 Year CMT Rate + 3.850%) (1)(2)(3)	14,700,000	16,684,348
5.700%, 03/26/2044 (1)(2)	6,000,000	7,504,173
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	19,754,545
4.000%, 05/15/2030	39,140,000	42,267,336
Sumitomo Mitsui Banking Corp.,
3.950%, 07/19/2023 (1)	1,850,000	1,988,007
Sumitomo Mitsui Financial Group, Inc.:
2.442%, 10/19/2021 (1)	15,775,000	15,964,190
2.784%, 07/12/2022 (1)	10,000,000	10,295,679
3.102%, 01/17/2023 (1)	12,000,000	12,557,740
2.696%, 07/16/2024 (1)	12,000,000	12,686,774
2.448%, 09/27/2024 (1)	19,000,000	19,905,431
2.130%, 07/08/2030 (1)	7,575,000	7,312,336
SunTrust Banks, Inc.:
2.700%, 01/27/2022	12,800,000	13,030,488
3.300%, 05/15/2026	3,925,000	4,248,647
Synchrony Financial:
3.750%, 08/15/2021	10,225,000	10,291,810
4.375%, 03/19/2024	1,538,000	1,676,721
4.250%, 08/15/2024	26,864,000	29,222,854
4.500%, 07/23/2025	23,127,000	25,645,147
3.700%, 08/04/2026	17,635,000	18,976,010
3.950%, 12/01/2027	44,825,000	48,296,948
TD Ameritrade Holding Corp.:
2.950%, 04/01/2022	4,625,000	4,726,787
3.625%, 04/01/2025	7,000,000	7,630,934
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	30,735,132
6.125%, 08/15/2043 (1)	19,286,000	25,577,062
UBS AG,
1.750%, 04/21/2022 (1)(2)	10,000,000	10,138,341
UBS Group AG:
1.364%, 01/30/2027 (1 Year CMT Rate + 1.080%) (1)(2)(3)	10,950,000	10,790,621
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%) (1)(2)(3)	35,000,000	33,107,064
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	14,418,337
3.491%, 05/23/2023 (1)(2)	14,825,000	15,298,232
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	42,658,000	43,977,640
4.253%, 03/23/2028 (1)(2)	17,150,000	19,352,286
UnitedHealth Group, Inc.,
2.750%, 05/15/2040	7,000,000	6,882,648
USAA Capital Corp.,
2.125%, 05/01/2030 (2)	5,000,000	4,907,172
Voya Financial, Inc.,
3.125%, 07/15/2024	21,875,000	23,376,921
Wells Fargo & Co.:
1.442%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,078,000
3.000%, 02/19/2025	5,000,000	5,320,133
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%) (3)	11,500,000	12,012,120
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	15,000,000	15,474,108
3.000%, 04/22/2026	8,000,000	8,548,902
2.393%, 06/02/2028 (SOFR + 2.100%) (3)	49,850,000	51,090,959
3.068%, 04/30/2041 (SOFR + 2.530%) (3)	25,000,000	24,515,171
3.900%, 05/01/2045	5,000,000	5,475,987
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.240%) (3)	7,000,000	8,977,086
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	13,242,104
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	11,425,000	11,767,864
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	9,223,243
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	10,678,100
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%) (1)(3)	13,600,000	12,905,040
4.421%, 07/24/2039 (1)	10,000,000	11,236,772
Willis North America, Inc.:
3.600%, 05/15/2024	9,000,000	9,698,941
2.950%, 09/15/2029	7,500,000	7,744,562
5.050%, 09/15/2048	10,200,000	12,636,032
Total Financials (Cost $5,610,245,690)		5,852,634,071	17.0%
Total Corporate Bonds (Cost $13,264,928,604)		13,866,913,668	40.2%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,312,961
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	15,500,000	16,226,271
2.794%, 08/01/2036 (Callable 08/01/2025)	5,455,000	5,605,028
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,826,043
City of Berwyn IL:
5.790%, 12/01/2022	820,000	850,167
5.790%, 12/01/2022	2,525,000	2,573,637
City of Vernon CA,
4.500%, 08/01/2022	7,265,000	7,505,679
County of Cuyahoga OH,
9.125%, 10/01/2023	700,000	769,419
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	20,960,414
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,443,447
2.416%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,910,559
2.516%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,196,585
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 05/03/2021)	2,305,000	2,308,606
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/03/2021)	3,010,000	3,054,977
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	2,500,000	2,621,630
Kentucky Public Energy Authority,
1.377%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025) (3)	28,000,000	28,631,302
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	2,185,970	2,213,317
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	7,725,000	8,009,002
Massachusetts Educational Financing Authority,
3.850%, 05/25/2033	23,037,554	23,952,336
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)	3,486,139	3,565,867
3.200%, 06/01/2047 (Callable 07/01/2026)	7,878,728	8,154,326
3.000%, 10/01/2047 (Callable 01/01/2027)	10,426,303	10,693,544
New Hampshire Business Finance Authority,
2.872%, 07/01/2035 (Callable 01/01/2035)	18,150,000	16,508,338
New Hampshire Housing Finance Authority:
3.750%, 07/01/2034 (Callable 07/01/2023)	465,000	477,697
4.000%, 07/01/2036 (Callable 07/01/2025)	3,230,000	3,370,211
New Jersey Higher Education Student Assistance Authority:
3.500%, 12/01/2039 (Callable 12/01/2028)	17,910,000	18,479,429
3.500%, 12/01/2039 (Callable 12/01/2028)	18,250,000	18,835,294
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	90,230,000	92,156,528
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	14,316,765
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	1,300,000	1,333,991
State Public School Building Authority,
2.966%, 04/01/2027	5,800,000	6,201,203
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	9,277,939
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 05/03/2021)	2,365,000	2,370,347
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,312,480
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028	12,905,000	14,381,897
Westlake City School District,
5.227%, 12/01/2026 (Callable 05/03/2021)	3,570,000	3,579,064
Total Municipal Bonds (Cost $368,813,626)		372,986,300	1.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-86, Class Z, 6.500%, 07/25/2021	102	102
Series 1993-58, Class H, 5.500%, 04/25/2023	18,282	18,914
Series 1998-66, Class C, 6.000%, 12/25/2028	16,124	17,061
Federal Gold Loan Mortgage Corp. (FGLMC):
2.500%, 04/01/2028	1,534,707	1,602,848
6.500%, 06/01/2029	72,274	82,476
3.000%, 12/01/2030	5,690,131	6,065,191
3.000%, 04/01/2031	4,931,951	5,241,699
3.000%, 02/01/2032	46,278,600	49,406,698
3.000%, 03/01/2032	1,751,353	1,843,874
3.500%, 05/01/2032	12,039,696	12,884,749
3.000%, 07/01/2032	11,581,856	12,362,635
3.500%, 07/01/2032	15,666,362	16,871,610
3.000%, 04/01/2033	1,551,012	1,636,196
5.000%, 08/01/2033	3,230,024	3,714,017
3.500%, 01/01/2034	11,946,176	12,777,215
5.000%, 09/01/2035	6,593,236	7,673,682
5.500%, 01/01/2036	111,398	130,413
5.000%, 03/01/2036	2,855,582	3,322,240
6.000%, 12/01/2036	102,022	121,976
3.500%, 03/01/2037	5,581,471	6,003,744
4.000%, 03/01/2037	2,888,500	3,167,815
3.500%, 02/01/2038	65,998,785	69,796,506
5.000%, 02/01/2038	1,574,429	1,831,505
5.500%, 05/01/2038	323,248	380,055
5.500%, 01/01/2039	6,997,012	8,164,731
4.500%, 11/01/2039	2,114,860	2,373,051
4.500%, 11/01/2039	2,506,780	2,812,784
4.500%, 12/01/2039	13,406,356	15,069,373
3.000%, 02/01/2040 (8)	17,618,357	18,621,582
5.000%, 03/01/2040	544,086	628,792
4.500%, 08/01/2040	434,091	484,328
2.000%, 09/01/2040	34,181,125	34,583,129
4.500%, 09/01/2040	1,810,296	2,031,361
4.000%, 01/01/2041	17,184,618	18,908,490
4.000%, 01/01/2041	8,775,497	9,654,887
4.500%, 03/01/2041	1,313,772	1,473,928
3.500%, 10/01/2041	5,196,009	5,616,544
4.000%, 03/01/2042	4,566,470	5,056,805
3.500%, 06/01/2042	2,687,621	2,906,728
3.500%, 07/01/2042	6,923,082	7,487,520
3.000%, 08/01/2042	9,893,363	10,470,311
3.000%, 10/01/2042	3,858,668	4,083,711
3.000%, 11/01/2042	30,645,747	32,599,644
3.500%, 12/01/2042	7,877,463	8,516,754
3.000%, 01/01/2043	16,224,550	17,188,947
3.500%, 01/01/2043	13,343,616	14,509,909
3.000%, 02/01/2043	2,182,641	2,312,293
3.000%, 04/01/2043	11,425,740	12,150,878
3.000%, 04/01/2043	4,205,955	4,474,180
3.000%, 04/01/2043	5,532,663	5,861,322
3.500%, 04/01/2043	37,107,278	40,232,170
4.000%, 04/01/2043	15,483,160	17,258,021
3.500%, 05/01/2043	8,142,786	8,853,287
3.000%, 06/01/2043	11,537,597	12,272,531
3.000%, 08/01/2043	3,625,294	3,856,230
3.500%, 11/01/2043	5,806,003	6,294,324
3.500%, 01/01/2044	6,996,539	7,585,766
3.500%, 02/01/2044	24,208,117	26,237,925
4.000%, 03/01/2044	3,093,196	3,392,836
3.500%, 05/01/2044	29,253,513	31,805,808
4.000%, 05/01/2044	13,022,014	14,349,775
4.000%, 07/01/2044	2,525,199	2,768,718
3.500%, 10/01/2044	42,825,121	46,060,779
4.000%, 10/01/2044	6,807,093	7,501,690
3.000%, 01/01/2045	13,848,506	14,579,332
3.500%, 01/01/2045	19,682,944	21,393,985
4.500%, 01/01/2045	21,229,822	23,931,240
3.500%, 06/01/2045	13,438,519	14,550,675
3.500%, 07/01/2045	49,612,910	53,734,460
3.000%, 10/01/2045	25,515,246	27,132,393
4.000%, 10/01/2045	3,870,525	4,225,258
4.000%, 11/01/2045	8,343,617	9,109,098
3.000%, 01/01/2046	63,545,241	67,742,304
3.000%, 01/01/2046	81,017,222	86,330,590
3.500%, 01/01/2046	22,751,263	24,479,052
4.000%, 02/01/2046	49,021,691	53,952,166
4.000%, 02/01/2046	11,380,585	12,400,672
4.000%, 04/01/2046	7,032,503	7,715,059
3.500%, 05/01/2046	5,029,206	5,422,879
3.500%, 08/01/2046	22,956,839	24,832,034
3.000%, 10/01/2046	45,171,999	48,185,320
3.000%, 10/01/2046	50,413,837	53,302,962
3.000%, 12/01/2046	49,269,146	51,787,182
4.000%, 01/01/2047	41,539,193	45,713,451
3.000%, 02/01/2047	29,694,598	31,144,388
4.500%, 04/01/2047	27,598,211	30,341,485
3.000%, 05/01/2047	45,811,259	48,437,886
4.500%, 06/01/2047	163,890,727	179,731,159
4.500%, 08/01/2047	44,273,496	48,585,086
4.000%, 09/01/2047	14,602,649	15,728,484
4.000%, 08/01/2048	22,395,945	24,318,094
3.000%, 11/01/2049	71,440,853	75,552,530
4.000%, 05/01/2050	142,915,868	156,870,315
2.500%, 02/01/2051	26,053,688	26,966,209
2.500%, 02/01/2051	53,753,108	55,479,743
2.500%, 02/01/2051	74,866,512	77,512,010
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1081, Class K, 7.000%, 05/15/2021	186	186
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	112	118
2.500%, 12/01/2027	4,984,649	5,204,561
2.500%, 05/01/2028	7,559,217	7,916,873
5.000%, 05/01/2028	106,462	117,785
4.500%, 08/01/2029	811,781	890,775
4.500%, 09/01/2029	952,645	1,047,925
2.500%, 04/01/2030	2,657,365	2,783,601
2.500%, 05/01/2030	8,702,647	9,122,693
3.500%, 11/01/2030	22,663,795	24,547,983
3.000%, 12/01/2030	9,607,628	10,234,869
3.000%, 12/01/2030	14,504,164	15,437,107
2.500%, 09/01/2031	32,122,504	33,679,298
3.500%, 01/01/2032	28,981,314	30,999,111
2.500%, 02/01/2032	5,253,893	5,514,800
3.000%, 09/01/2032	2,108,084	2,242,401
3.000%, 10/01/2032	1,468,240	1,534,827
3.000%, 11/01/2032	4,092,336	4,335,864
3.500%, 11/01/2032	3,316,933	3,561,211
2.500%, 12/01/2032	34,608,300	36,000,048
3.000%, 12/01/2032	2,919,743	3,055,714
6.000%, 03/01/2033	28,348	33,837
3.500%, 10/01/2033	14,733,871	15,921,860
4.500%, 10/01/2033	10,723,665	11,928,478
5.000%, 10/01/2033	11,444,648	13,239,321
3.000%, 11/01/2033	66,912,551	71,682,634
5.000%, 11/01/2033	32,389	37,472
4.000%, 01/01/2034	4,645,415	5,096,222
5.500%, 04/01/2034	3,945,117	4,603,161
3.000%, 06/01/2034	21,970,745	23,413,128
4.000%, 06/01/2034	6,102,120	6,692,455
4.000%, 09/01/2034	6,977,163	7,652,230
5.500%, 09/01/2034	104,447	122,128
6.000%, 11/01/2034	28,996	34,615
3.500%, 01/01/2035	39,282,802	42,792,328
5.500%, 02/01/2035	351,924	411,731
4.000%, 03/01/2035	32,970,861	35,517,241
3.000%, 06/01/2035	9,324,172	9,802,676
5.000%, 07/01/2035	2,987,755	3,469,795
5.000%, 10/01/2035	1,443,712	1,678,845
2.000%, 01/01/2036 (8)	51,379,971	52,997,604
2.000%, 02/01/2036 (8)	50,286,663	51,792,359
5.000%, 02/01/2036	2,094,759	2,436,801
2.000%, 03/01/2036 (8)	14,291,062	14,712,847
2.000%, 03/01/2036	20,015,219	20,579,542
3.000%, 11/01/2036	28,753,699	30,230,390
5.500%, 11/01/2036	138,585	162,106
2.500%, 12/01/2036	15,772,864	16,231,813
3.500%, 02/01/2037	9,937,198	10,688,141
5.500%, 04/01/2037	883,297	1,027,459
4.000%, 05/01/2037	27,728,048	30,089,112
4.000%, 02/01/2038	24,460,202	26,529,258
2.500%, 04/01/2038	40,388,160	41,827,828
3.000%, 05/01/2038	22,449,093	23,441,695
4.000%, 05/01/2038	16,245,807	17,977,096
4.000%, 04/01/2039	7,520,340	8,325,751
4.500%, 04/01/2039	10,929,322	12,273,364
5.000%, 06/01/2039	10,351,252	11,922,666
5.000%, 06/01/2039	6,994,010	8,120,981
4.500%, 11/01/2039	123,056	137,973
4.000%, 08/01/2040	906,307	998,588
3.500%, 10/01/2040 (8)	19,950,794	21,208,449
4.000%, 10/01/2040	20,212,321	22,379,073
3.500%, 12/01/2040	5,285,747	5,709,910
4.000%, 12/01/2040	5,154,101	5,671,028
2.500%, 01/01/2041	32,862,095	34,062,283
3.500%, 02/01/2041	8,408,074	9,082,852
4.500%, 02/01/2041	39,360,553	44,203,943
3.500%, 03/01/2041	11,919,462	12,873,069
4.500%, 05/01/2041	4,779,108	5,353,872
4.000%, 06/01/2041	9,859,156	10,862,326
4.500%, 07/01/2041	5,139,393	5,794,130
5.000%, 07/01/2041	7,883,291	9,152,599
3.500%, 09/01/2041	12,199,757	13,163,915
4.000%, 09/01/2041	1,308,010	1,438,749
4.000%, 10/01/2041	3,725,194	4,104,003
3.500%, 11/01/2041	4,646,034	5,022,030
3.500%, 12/01/2041	21,399,185	23,130,950
4.000%, 12/01/2041	5,422,266	5,964,348
4.000%, 01/01/2042	6,730,083	7,402,282
4.500%, 01/01/2042	7,204,157	8,077,941
4.000%, 02/01/2042	26,839,327	29,565,377
3.000%, 04/01/2042	43,360,056	46,068,340
3.000%, 05/01/2042	4,898,720	5,182,453
3.500%, 07/01/2042	67,567,087	73,461,658
3.500%, 08/01/2042	5,314,132	5,743,046
3.000%, 10/01/2042	15,111,945	16,115,845
3.000%, 03/01/2043	4,538,451	4,825,744
3.000%, 03/01/2043	24,128,856	25,656,361
3.000%, 05/01/2043	12,431,455	13,163,664
3.000%, 05/01/2043	24,491,392	26,041,788
3.500%, 05/01/2043	24,975,897	27,124,845
3.000%, 06/01/2043	5,407,491	5,725,929
3.000%, 07/01/2043	2,156,050	2,292,361
4.000%, 07/01/2043	18,889,129	20,739,928
3.000%, 08/01/2043	3,508,440	3,713,519
3.000%, 09/01/2043	59,190,062	62,992,876
3.500%, 09/01/2043	32,995,794	35,749,192
4.500%, 09/01/2043	7,810,683	8,761,416
3.000%, 10/01/2043	76,228,374	80,991,741
3.500%, 10/01/2043	37,825,597	40,989,020
3.000%, 11/01/2043	17,737,013	18,846,838
4.000%, 11/01/2043	6,223,248	6,888,928
4.000%, 01/01/2045	4,654,997	5,127,641
3.500%, 02/01/2045	25,084,701	27,170,487
4.000%, 02/01/2045	11,889,634	13,058,334
3.500%, 04/01/2045	18,876,337	20,369,533
4.000%, 09/01/2045	3,651,255	3,992,545
4.000%, 10/01/2045	4,987,252	5,468,317
4.000%, 11/01/2045	18,759,196	20,497,438
3.500%, 12/01/2045	16,506,219	17,695,568
4.500%, 02/01/2046	20,833,013	23,367,179
3.000%, 05/01/2046	10,585,859	11,226,786
3.500%, 05/01/2046	26,549,614	28,504,814
3.000%, 07/01/2046	7,425,626	7,869,228
4.500%, 08/01/2046	17,405,309	19,448,416
3.500%, 09/01/2046	7,542,210	8,160,581
2.500%, 10/01/2046	18,748,227	19,256,771
3.000%, 11/01/2046	32,965,367	35,027,611
3.000%, 11/01/2046	16,123,373	16,970,296
3.500%, 11/01/2046	29,625,216	31,802,999
3.000%, 12/01/2046	20,055,042	21,202,836
3.500%, 05/01/2047	1,983,777	2,114,726
3.500%, 08/01/2047	11,579,308	12,292,041
4.000%, 08/01/2047	40,285,605	43,687,604
3.500%, 10/01/2047	9,607,116	10,184,962
4.000%, 10/01/2047	27,085,816	29,229,942
4.000%, 11/01/2047	21,796,073	23,516,282
4.500%, 11/01/2047	9,666,791	10,731,289
3.500%, 12/01/2047	85,456,049	90,663,913
4.000%, 12/01/2047	33,954,499	36,604,614
4.500%, 12/01/2047	5,110,170	5,580,559
3.500%, 01/01/2048	21,543,339	22,852,512
3.500%, 02/01/2048	48,047,316	50,926,572
3.500%, 03/01/2048	33,701,522	35,742,062
4.000%, 04/01/2048	78,047,512	83,939,154
4.000%, 07/01/2048	21,580,941	23,744,568
4.000%, 09/01/2048	8,085,777	8,669,114
4.500%, 11/01/2048	29,442,969	32,042,786
5.000%, 11/01/2048	33,905,189	38,301,838
4.000%, 01/01/2049	6,281,510	6,824,212
4.500%, 01/01/2049	17,943,810	19,819,666
3.000%, 02/01/2049	19,910,815	21,168,918
3.500%, 06/01/2049	47,120,108	49,754,087
3.500%, 01/01/2050	42,425,057	45,635,106
3.000%, 05/01/2050	55,720,414	59,135,544
2.500%, 11/01/2050	71,077,878	73,336,721
2.500%, 12/01/2050	105,292,925	108,993,548
2.500%, 12/01/2050	70,980,659	72,975,610
3.500%, 05/01/2052	71,502,192	77,745,743
3.000%, 11/01/2059	74,529,448	80,573,779
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	27,178	31,998
5.000%, 07/20/2040	1,074,314	1,234,580
3.500%, 10/20/2041	5,090,272	5,529,433
3.500%, 01/15/2042	8,789,986	9,467,030
4.000%, 06/20/2042	5,646,901	6,300,955
3.500%, 09/20/2042	2,184,347	2,372,532
3.500%, 01/20/2043	45,111,664	48,497,026
4.000%, 10/20/2043	8,236,376	8,997,807
4.000%, 09/20/2044	31,142,859	34,405,025
4.000%, 01/20/2045	6,768,561	7,487,815
3.500%, 03/20/2045	9,888,005	10,731,752
3.000%, 04/20/2045	13,871,971	14,712,297
3.500%, 04/20/2045	17,230,297	18,460,087
4.000%, 08/20/2045	6,122,890	6,719,475
4.500%, 01/20/2046	9,258,753	10,359,796
3.500%, 04/20/2046	55,711,830	59,615,220
4.000%, 04/20/2046	6,681,272	7,330,271
3.500%, 05/20/2046	35,706,464	38,359,248
4.000%, 05/20/2046	16,194,661	17,643,830
3.500%, 06/20/2046	60,005,028	64,077,507
3.000%, 11/20/2046	30,525,787	33,485,906
5.000%, 04/20/2047	1,635,990	1,823,584
3.000%, 06/20/2047	24,909,673	26,388,963
4.500%, 06/20/2047	26,297,880	28,886,797
4.500%, 07/20/2047	6,572,234	7,178,367
4.500%, 09/20/2047	8,472,808	9,279,200
4.000%, 01/20/2048	12,639,343	13,652,687
5.000%, 02/20/2049	177,093,741	194,191,801
3.500%, 02/20/2050	127,013,634	139,390,649
2.500%, 12/20/2050	108,774,382	112,353,223
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059	52,930,018	56,061,469
Series 2020-2, Class MT, 2.000%, 11/25/2059	76,304,756	76,386,379
Series 2020-3, Class MT, 2.000%, 05/25/2060	52,728,028	52,748,755
Total U.S. Government Agency Issues (Cost $6,207,820,138)		6,401,978,782	18.6%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	17,180	17,255
Series 2006-28CB, Class A17, 6.000%, 10/25/2036	484,952	350,102
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 0.789%, 11/25/2035 (1 Month LIBOR USD + 0.680%) (3)	718,276	717,398
Series 2005-W5, Class A1, 0.579%, 01/25/2036 (1 Month LIBOR USD + 0.470%) (3)	18,992,874	18,839,721
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	15,143,023	15,208,344
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	27,593,920	28,091,410
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (2)	26,053,966	26,298,136
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1, 0.539%, 01/25/2036 (1 Month LIBOR USD + 0.430%) (3)	448,540	447,930
Series 2006-HE3, Class A2, 0.274%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	7,633,745	7,562,173
Series 2006-HE6, Class A1, 0.254%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)	18,148,351	17,655,024
Banc of America Alternative Loan Trust:
Series 2007-1, Class 1A1, 4.533%, 04/25/2022 (4)(6)	101,510	99,250
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	52,262	51,866
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	232,038	229,427
Bayview Financial Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	1,143,765	1,124,830
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 0.709%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	638,028	646,855
Series 2005-4, Class 1A1, 0.549%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	614,296	615,022
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	111,176	108,932
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.262%, 09/25/2036 (4)(6)	750,540	693,693
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	99,819	102,914
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035	9,483	8,495
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	194,883	183,948
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (7)	98,376	98,253
Series 2005-10, Class AF6, 4.176%, 12/25/2035 (4)	32,527	33,509
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	306,714	296,338
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.692%, 11/25/2033 (4)	3,651,794	3,672,346
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	867	871
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	4,802	4,852
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (4)	109,475	112,437
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034 (7)	537	544
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (6)	4,402	3,754
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022 (6)	69,516	35,601
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 0.254%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)	15,096,231	14,732,513
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	60	61
GSAA Home Equity Trust,
Series 2004-6, Class A1, 0.909%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	399,822	404,422
GSAMP Trust:
Series 2005-WMC2, Class A1B, 0.729%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	759,770	760,181
Series 2005-WMC2, Class A2C, 0.809%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	646,987	654,174
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 0.589%, 07/25/2035 (1 Month LIBOR USD + 0.480%) (3)	416,444	417,772
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	128	127
Impac CMB Trust:
Series 2004-4, Class 2A2, 5.749%, 09/25/2034 (7)	61,654	63,369
Series 2004-5, Class 1A2, 0.809%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	1,898,775	1,902,293
Series 2004-6, Class 1A1, 0.909%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,472,102	1,491,216
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.152%, 03/25/2036 (4)(6)	188,273	179,967
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 2.509%, 07/25/2035 (4)	378,494	392,380
Series 2007-A1, Class 5A2, 2.578%, 07/25/2035 (4)	1,425,540	1,458,078
Series 2007-A1, Class 5A5, 2.578%, 07/25/2035 (4)	2,158,499	2,210,526
Series 2006-A7, Class 2A2, 3.057%, 01/25/2037 (4)	84,978	79,714
Series 2006-A7, Class 2A4R, 3.057%, 01/25/2037 (4)	363,063	340,573
Series 2007-A2, Class 2A3, 3.112%, 04/25/2037 (4)	937,886	833,107
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 1.840%, 12/25/2029 (4)	3,409,126	3,522,493
Series 2005-A10, Class A, 0.529%, 02/25/2036 (1 Month LIBOR USD + 0.420%) (3)	9,442,953	9,527,464
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (2)(4)	13,157,124	13,668,746
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (2)(4)	30,172,001	30,319,644
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 2.568%, 09/25/2034 (4)	1,465,501	1,508,134
MortgageIT Trust,
Series 2005-2, Class 1A1, 0.629%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	673,507	676,820
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	8,579,789	9,155,721
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	11,970,888	12,700,330
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	15,147,203	16,115,433
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	9,280,815	9,907,214
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (2)(4)	18,174,722	19,182,901
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 06/15/2021 (6)	6,167	5,810
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	393	396
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	2,482,525	1,049,779
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.779%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	992,005	990,581
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 2.554%, 09/25/2034 (4)	1,412,335	1,440,837
Structured Asset Securities Corp.,
Series 2005-7XS, Class 1A4B, 5.940%, 04/25/2035 (7)	3,533	3,686
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 0.259%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	8,402,190	8,055,947
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.247%, 10/25/2043 (4)	6,782,182	6,822,844
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	102,064	102,031
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	910,006	913,584
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	502,485	506,202
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	3,476,067	3,527,727
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	4,046,729	4,124,333
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	18,191,989	18,502,513
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	33,949,877	34,911,935
Series 2018-1, Class A1, 3.000%, 01/28/2058 (2)(4)	1,248,417	1,285,711
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	28,246,962	29,299,735
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	19,843,729	21,024,179
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	21,240,629	22,150,763
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	58,605,848	61,226,327
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (2)(4)	15,903,198	16,022,520
Series 2020-4, Class A1, 1.750%, 10/25/2060 (2)	102,705,150	104,269,750
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	4,457,543	4,811,375
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,015,107	2,100,156
Series 2004-AR14, Class A1, 2.852%, 01/25/2035 (4)	4,887,123	4,935,543
Total Non-U.S. Government Agency Issues (Cost $614,496,683)		623,600,867	1.8%
Total Residential Mortgage-Backed Securities (Cost $6,822,316,821)		7,025,579,649	20.4%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	7,775,559	8,244,371
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	18,336,368
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,397,785	26,072,375
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	49,151,479
Series K029, Class A2, 3.320%, 02/25/2023 (4)	27,398,000	28,790,660
Series K723, Class A2, 2.454%, 08/25/2023	28,425,000	29,603,267
Series K037, Class A2, 3.490%, 01/25/2024	69,525,000	74,750,610
Series K048, Class A2, 3.284%, 06/25/2025 (4)	60,430,000	65,966,337
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,739,000	90,666,455
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	23,518,465
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	22,828,969
Series K058, Class A2, 2.653%, 08/25/2026	24,865,000	26,639,816
Series K063, Class A2, 3.430%, 01/25/2027 (4)	78,001,857	86,773,587
Series K064, Class A2, 3.224%, 03/25/2027	60,110,903	66,174,332
Series K065, Class A2, 3.243%, 04/25/2027	34,635,000	38,188,094
Series K066, Class A2, 3.117%, 06/25/2027	13,214,000	14,474,231
Series K067, Class A2, 3.194%, 07/25/2027	68,324,045	75,288,458
Series K068, Class A2, 3.244%, 08/25/2027	27,963,000	30,888,573
Series K069, Class A2, 3.187%, 09/25/2027 (4)	25,488,779	28,082,255
Series K071, Class A2, 3.286%, 11/25/2027	25,529,000	28,282,058
Series K072, Class A2, 3.444%, 12/25/2027	6,050,000	6,759,549
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,500,787
Series K074, Class A2, 3.600%, 01/25/2028	21,722,000	24,485,727
Series K076, Class A2, 3.900%, 04/25/2028	92,070,000	105,488,125
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	78,439,511
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	68,307,359
Series K080, Class A2, 3.926%, 07/25/2028 (4)	42,725,000	49,164,153
Series K082, Class A2, 3.920%, 09/25/2028 (4)	56,545,000	65,187,683
Series K083, Class A2, 4.050%, 09/25/2028 (4)	1,000,000	1,162,394
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	12,590,185
Series K-1510, Class A3, 3.794%, 01/25/2034	13,525,000	15,469,088
Total U.S. Government Agency Issues (Cost $1,207,243,299)		1,261,275,321	3.7%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	44,535,000	48,953,785
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	66,833,000	73,009,686
Series 2020-BN29, Class A4, 1.997%, 11/18/2053	66,985,000	64,587,453
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	98,103,000	107,300,696
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060	22,501,000	24,465,893
Series 2018-BN10, Class A5, 3.688%, 02/17/2061	11,050,000	12,163,421
Series 2018-BN12, Class A4, 4.255%, 05/17/2061 (4)	10,010,000	11,340,888
Benchmark Mortgage Trust:
Series 2018-B6, Class A4, 4.261%, 10/10/2051	12,920,000	14,688,674
Series 2020-B19, Class A5, 1.850%, 09/17/2053	56,766,000	54,461,908
Series 2020-B20, Class A5, 2.034%, 10/20/2053	24,946,000	24,192,221
Series 2020-B21, Class A5, 1.978%, 12/17/2053	9,000,000	8,676,390
Series 2021-B24, Class A5, 2.584%, 03/17/2054	40,000,000	40,494,476
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/12/2049	46,415,000	48,942,570
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058	29,732,980	32,163,009
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	35,908,621
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	6,361,490	6,794,586
Series 2014-GC25, Class A4, 3.635%, 10/10/2047	16,838,590	18,221,995
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	59,202,541	63,192,905
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	68,175,000	75,059,093
Series 2017-P8, Class A4, 3.465%, 09/16/2050	22,000,000	23,965,062
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	6,500,943	6,604,365
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	18,196,647	19,325,998
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	20,250,536	20,770,378
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,113,096	24,597,964
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047	7,947,637	8,262,904
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	15,789,828	17,166,019
Series 2013-CR11, Class A3, 3.983%, 08/12/2050	10,259,146	10,995,150
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%, 08/12/2049	10,755,000	11,306,656
Series 2017-C6, Class A5, 3.328%, 06/10/2050	20,800,000	22,513,321
Series 2020-C9, Class A5, 1.926%, 08/15/2053	22,555,000	21,800,080
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	37,386,256	38,321,597
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,500,000	27,402,017
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	18,102,913	18,856,832
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	3,872,626	3,949,071
Series 2012-LC9, Class A5, 2.840%, 12/17/2047	11,490,066	11,815,790
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/17/2045	1,505,504	1,527,639
Series 2013-C12, Class A5, 3.664%, 07/17/2045	6,835,000	7,216,796
Series 2013-C15, Class A4, 4.096%, 11/17/2045	1,480,087	1,578,711
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (4)	29,020,000	30,604,260
Series 2013-C17, Class A3, 3.928%, 01/17/2047	3,382,847	3,572,263
Series 2013-C17, Class A4, 4.199%, 01/17/2047	17,276,000	18,734,255
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	7,030,082	7,363,470
Series 2014-C25, Class ASB, 3.407%, 11/18/2047	6,558,547	6,887,695
Series 2015-C30, Class A5, 3.822%, 07/15/2048	22,658,000	24,919,769
Series 2015-C28, Class A4, 3.227%, 10/19/2048	16,688,500	17,844,377
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.454%, 09/16/2050	9,000,000	9,772,957
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.694%, 03/17/2050	19,365,000	21,334,690
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	37,925,000	38,843,475
Series 2012-C6, Class A4, 2.858%, 11/15/2045	21,289,437	21,797,731
Series 2013-C10, Class A3, 4.102%, 07/17/2046 (4)	6,148,843	6,522,260
Series 2013-C12, Class A3, 3.973%, 10/17/2046	16,211,562	17,110,568
Series 2014-C16, Class A5, 3.892%, 06/17/2047	25,000,000	26,991,693
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	12,500,000	13,228,391
Series 2016-C30, Class A5, 2.860%, 09/17/2049	18,082,000	19,107,917
Series 2017-C34, Class A4, 3.536%, 11/18/2052	41,287,079	45,080,713
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048	14,572,191	15,303,984
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048	18,630,909	19,644,494
Series 2015-SG1, Class A4, 3.789%, 09/17/2048	19,895,789	21,505,366
Series 2015-P2, Class A3, 3.541%, 12/15/2048	46,750,000	51,061,173
Series 2017-C42, Class A4, 3.589%, 12/16/2050	7,315,000	7,995,978
Series 2019-C50, Class ASB, 3.635%, 05/17/2052	20,000,000	22,084,778
Series 2017-RC1, Class A4, 3.631%, 01/15/2060	14,225,000	15,562,153
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	24,899,601	25,124,133
Series 2013-C13, Class ASB, 2.654%, 05/17/2045	3,106,052	3,167,866
Series 2013-C18, Class A4, 3.896%, 12/17/2046	12,196,476	12,980,980
Series 2014-C21, Class A5, 3.678%, 08/16/2047	34,719,000	37,476,581
Series 2014-C24, Class A4, 3.343%, 11/18/2047	36,730,000	39,070,300
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	4,999,087	5,247,848
Total Non-U.S. Government Agency Issues (Cost $1,649,572,829)		1,668,536,738	4.8%
Total Commercial Mortgage-Backed Securities (Cost $2,856,816,128)		2,929,812,059	8.5%

Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2019-A3, Class A3, 2.060%, 08/15/2028	3,227,000	3,356,911
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,691,000	11,916,722
Conseco Financial Corp.:
Series 1998-7, Class A1, 6.320%, 05/01/2029	1,738,841	1,750,719
Series 1998-3, Class A5, 6.220%, 03/01/2030	35,836	36,138
Series 1998-4, Class A5, 6.180%, 04/01/2030	376,216	382,461
Ford Credit Auto Owner Trust:
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	43,505,000	43,657,859
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	2,400,000	2,447,362
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	25,192,000	27,136,047
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	43,697,803
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class A3, 1.490%, 12/16/2024	4,475,000	4,543,104
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	14,386,779
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	7,371	7,586
PFS Financing Corp.,
Series 2020-F, Class A, 0.930%, 08/15/2024 (2)	16,750,000	16,847,852
SoFi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	337,476	337,889
Series 2018-3, Class A2, 3.670%, 08/25/2027 (2)	1,755,360	1,760,475
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	47,621,000	48,834,307
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	48,211,932	48,763,081
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	30,732,706	31,125,835
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	68,654,950	72,561,341
Series 2020-1A, Class A, 1.350%, 05/25/2033 (2)	104,383,000	105,890,134
Verizon Owner Trust,
Series 2019-B, Class A1A, 2.330%, 12/20/2023	37,825,000	38,400,647
Total Asset Backed Securities (Cost $504,786,215)		517,841,052	1.5%
Total Long-Term Investments (Cost $33,454,827,408)		34,012,749,314	98.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (5)	1,182,988,931	1,182,988,931
Total Short-Term Investment (Cost $1,182,988,931)		1,182,988,931	3.4%
Total Investments (Cost $34,637,816,339)		35,195,738,245	102.1%
Liabilities in Excess of Other Assets		(723,418,342)	(2.1)%
TOTAL NET ASSETS		$34,472,319,903	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate

(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2021, the value of these securities total $5,392,264,054, which represents 15.64% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$9,255,113,119	$–	$9,255,113,119
Other Government Related Securities	–	44,503,467	–	44,503,467
Corporate Bonds	–	13,866,913,668	–	13,866,913,668
Municipal Bonds	–	372,986,300	–	372,986,300
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	6,401,978,782	–	6,401,978,782
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	623,600,867	–	623,600,867
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	1,261,275,321	–	1,261,275,321
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,668,536,738	–	1,668,536,738
Asset Backed Securities	–	517,841,052	–	517,841,052
Total Long-Term Investments	–	34,012,749,314	–	34,012,749,314
Short-Term Investment
Money Market Mutual Fund	1,182,988,931	–	–	1,182,988,931
Total Short-Term Investment	1,182,988,931	–	–	1,182,988,931
Total Investments	$1,182,988,931	$34,012,749,314	$–	$35,195,738,245

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.